Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations	The assets and
liabilities held for sale at December 31, 2024 are classified within prepaid expenses and other current assets and accrued
expenses and other liabilities in our Consolidated Balance
Sheets. The assets and liabilities of the disposal group at the date of sale and at December 31, 2024 were as follows:

		Held for Sale
	Date of Sale	December 31
	2025	2024
Accounts receivable, net	$56	$62
Total inventories	195	183
Prepaid expenses and other current assets	27	10
Property, plant and equipment, net	53	51
Other intangibles, net	323	326
Noncurrent deferred income tax assets	9	9
Other noncurrent assets	179	171
Valuation allowance	(395)	(362)
Total assets	$447	$450

Accounts payable	$41	$28
Accrued compensation	20	26
Accrued expenses and other liabilities	24	29
Other noncurrent liabilities	27	21
Total liabilities	$112	$104